MANAGEMENT FEES, SELLING COMMISSIONS, PLATFORM FEES AND PROFIT SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Management Fees Selling Commissions Platform Fees And Profit Share
Schedule of selling commissions and platform fees

	Selling Commissions
	2022	2021
Series A Units	$2,301,259	$2,175,856
Series D Units	64,595	91,760
	$2,365,854	$2,267,616